SCHEDULE OF STOCK OPTION OUTSTANDING (Details) - Ensysce Biosciences, Inc [Member] - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option Outstanding	4,444,068	4,728,893	5,719,642	2,867,408
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option Outstanding	264,866	543,106	546,104
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option Outstanding	4,034,332	4,034,332
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total option Outstanding	144,870	151,455